CONSOLIDATED STATEMENTS OF INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
License and SaaS	$ 17,284	$ 12,528	$ 15,303
Services	18,571	16,529	16,027
Total revenues	35,855	29,057	31,330
Cost of revenues:
License and SaaS	1,911	2,740	1,218
Services	12,411	9,076	10,771
Total cost of revenues	14,322	11,816	11,989
Gross profit	21,533	17,241	19,341
Operating expenses:
Research and development, net	4,914	3,377	2,609
Selling and marketing	12,967	9,498	8,733
General and administrative	6,819	4,637	5,087
Acquisition related costs	1,170
Amortization of intangible assets	239
Total operating expenses	26,109	17,512	16,429
Operating income (loss)	(4,576)	(271)	2,912
Financial expenses , net	352	286	191
Other income, net	7	369
Income (loss) before taxes on income	(4,921)	(188)	2,721
Taxes on income (expenses)	(552)	1	1,122
Net income (loss)	(5,473)	(187)	3,843
Attributes to : The Company's shareholders	(5,479)	(187)	3,843
Attributes to : Non-controlling interests	6
Net income (loss)	$ (5,473)	$ (187)	$ 3,843
Net income (loss) per Ordinary share attributable to the Company's shareholders :
Basic	$ (0.34)	$ (0.02)	$ 0.34
Diluted	$ (0.34)	$ (0.02)	$ 0.31